Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	83 Months Ended	109 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000206605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class Z
Average Annual Return, Percent	49.30%	17.27%			17.17%
C000095102 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class Y
Average Annual Return, Percent	49.43%	17.34%	19.12%
C000068368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class I
Average Annual Return, Percent	48.79%	16.89%			16.80%
C000068367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class C
Average Annual Return, Percent	46.62%	16.00%			16.08%
C000024978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class A
Average Annual Return, Percent	40.99%	15.63%			16.17%
C000039961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class A
Average Annual Return, Percent	23.68%	14.73%			14.99%
C000068369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class C
Average Annual Return, Percent	28.27%	15.03%			14.90%
C000068370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class I
Average Annual Return, Percent	30.49%	15.96%			15.61%
C000174226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class Z
Average Annual Return, Percent	30.72%	16.32%		17.86%
C000095104 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class Z
Average Annual Return, Percent	15.34%	6.76%			9.18%
C000098121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class C
Average Annual Return, Percent	13.11%	5.65%			8.20%
C000078761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class A
Average Annual Return, Percent	8.94%	5.32%			8.28%
C000095099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class A
Average Annual Return, Percent	13.18%	1.73%			5.18%
C000095100 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class C
Average Annual Return, Percent	17.53%	2.05%			5.10%
C000095101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class I
Average Annual Return, Percent	19.50%	2.93%			5.81%
C000138115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class Z
Average Annual Return, Percent	20.12%	3.40%			6.27%
Without Sales Load [Member] | C000068367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	47.62%	16.00%			16.08%
Without Sales Load [Member] | C000024978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class A—excluding sales load
Average Annual Return, Percent	48.79%	16.89%			16.79%
Without Sales Load [Member] | C000039961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class A—excluding sales load
Average Annual Return, Percent	30.52%	15.97%			15.62%
Without Sales Load [Member] | C000068369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	29.27%	15.03%			14.90%
Without Sales Load [Member] | C000098121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge
Average Annual Return, Percent	14.11%	5.65%			8.20%
Without Sales Load [Member] | C000078761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class A—excluding sales load
Average Annual Return, Percent	14.99%	6.46%			8.87%
Without Sales Load [Member] | C000095099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class A—excluding sales load
Average Annual Return, Percent	19.42%	2.83%			5.75%
Without Sales Load [Member] | C000095100 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	18.53%	2.05%			5.10%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	15.70%	15.70%	14.64%
HFRI Equity Hedge Total Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Equity Hedge (Total) Index
Average Annual Return, Percent	16.48%	10.35%			7.70%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	28.69%	7.95%			8.13%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	29.59%	18.59%	19.43%		17.71%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.53%	19.24%		20.01%	18.28%